Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000161620 | 912797LN5 | United States Treasury Bill, 4.200%
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000161620 | 912797PY7 | United States Treasury Bill, 4.085%
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000161620 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161620 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161620 | 912797PJ0 | United States Treasury Bill, 4.240%
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161620 | 912797PP6 | United States Treasury Bill, 4.220%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161620 | 2EJ5P5850_20250414_L_GS | S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | 42806J700 | Hertz Global Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161620 | 71385M107 | Perimeter Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161620 | Health Care00857U107
Holdings [Line Items]
Percent of Total Investments	38.70%
C000161620 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	12.60%
C000161620 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	9.50%
C000161620 | Futures2EJ5P5850_20250414_L_GS
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161620 | U.S. Treasury Obligations912797LN5
Holdings [Line Items]
Percent of Total Investments	38.80%
C000161620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161620 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161620 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161620 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161620 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000161621 | 912797LN5 | United States Treasury Bill, 4.200%
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000161621 | 912797PY7 | United States Treasury Bill, 4.085%
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000161621 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161621 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161621 | 912797PJ0 | United States Treasury Bill, 4.240%
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161621 | 912797PP6 | United States Treasury Bill, 4.220%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161621 | 2EJ5P5850_20250414_L_GS | S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | 42806J700 | Hertz Global Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161621 | 71385M107 | Perimeter Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161621 | Health Care00857U107
Holdings [Line Items]
Percent of Total Investments	38.70%
C000161621 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	12.60%
C000161621 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	9.50%
C000161621 | Futures2EJ5P5850_20250414_L_GS
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161621 | U.S. Treasury Obligations912797LN5
Holdings [Line Items]
Percent of Total Investments	38.80%
C000161621 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161621 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161621 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161621 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161621 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161621 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161621 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161621 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161621 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000161622 | 912797LN5 | United States Treasury Bill, 4.200%
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000161622 | 912797PY7 | United States Treasury Bill, 4.085%
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000161622 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161622 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161622 | 912797PJ0 | United States Treasury Bill, 4.240%
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161622 | 912797PP6 | United States Treasury Bill, 4.220%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161622 | 2EJ5P5850_20250414_L_GS | S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | 42806J700 | Hertz Global Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161622 | 71385M107 | Perimeter Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161622 | Health Care00857U107
Holdings [Line Items]
Percent of Total Investments	38.70%
C000161622 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	12.60%
C000161622 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	9.50%
C000161622 | Futures2EJ5P5850_20250414_L_GS
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161622 | U.S. Treasury Obligations912797LN5
Holdings [Line Items]
Percent of Total Investments	38.80%
C000161622 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161622 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161622 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161622 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161622 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161622 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161622 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000146567 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000146567 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146567 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146567 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000146567 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000146567 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000146567 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146567 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146567 | 912797PB7 | United States Treasury Bill, 4.220%, 04/29/25
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146567 | 912797KS5 | United States Treasury Bill, 4.250%, 04/17/25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146567 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146567 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146567 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146567 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146567 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146567 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146567 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000146567 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146567 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146567 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000146567 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146567 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146567 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146567 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000146567 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146567 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000146567 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146567 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	59.30%
C000146567 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	12.20%
C000146568 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000146568 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146568 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146568 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000146568 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000146568 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000146568 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146568 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146568 | 912797PB7 | United States Treasury Bill, 4.220%, 04/29/25
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146568 | 912797KS5 | United States Treasury Bill, 4.250%, 04/17/25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146568 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146568 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146568 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146568 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146568 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146568 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000146568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146568 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000146568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146568 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146568 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146568 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000146568 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146568 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000146568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146568 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	59.30%
C000146568 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	12.20%
C000146569 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000146569 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146569 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146569 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000146569 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000146569 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000146569 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146569 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146569 | 912797PB7 | United States Treasury Bill, 4.220%, 04/29/25
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146569 | 912797KS5 | United States Treasury Bill, 4.250%, 04/17/25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146569 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146569 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000146569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000146569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000146569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146569 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146569 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146569 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146569 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000146569 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146569 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000146569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146569 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	59.30%
C000146569 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	12.20%
C000200261 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200261 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200261 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200261 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200261 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200261 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200261 | SP5X07BH4_20250717_L_JPM | CDX North American High Yield Index Version 1 Series 43 Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200261 | USN5P 116_20250623_L_WF | U.S. Long Bond Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200261 | 026545806 | American High-Income Municipal Bond Fund, Class F-3, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200261 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	86.90%
C000200261 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200261 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000200262 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200262 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200262 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200262 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200262 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200262 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200262 | SP5X07BH4_20250717_L_JPM | CDX North American High Yield Index Version 1 Series 43 Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200262 | USN5P 116_20250623_L_WF | U.S. Long Bond Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200262 | 026545806 | American High-Income Municipal Bond Fund, Class F-3, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200262 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200262 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	86.90%
C000200262 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200262 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000200263 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200263 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200263 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200263 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200263 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200263 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200263 | SP5X07BH4_20250717_L_JPM | CDX North American High Yield Index Version 1 Series 43 Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200263 | USN5P 116_20250623_L_WF | U.S. Long Bond Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200263 | 026545806 | American High-Income Municipal Bond Fund, Class F-3, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200263 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000200263 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	86.90%
C000200263 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200263 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%